Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Accounts receivable	$127,870	$130,345
Less: Allowance for credit losses	(3,259)	(3,045)
Total	$124,611	$127,300

Movement of allowance for credit losses:

	For the Six Months Ended June 30, 2025	Year Ended December 31, 2024
Beginning balance	$3,045	$3,269
Provision for (recovery of) credit losses	264	(61)
Written-off	(63)	(117)
Exchange rate effect	13	(46)
Ending balance	$3,259	$3,045